SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Operating lease expense	$ 442,648	$ 202,680
Short-term lease expense	17,988	553,107
Total operating lease costs	460,636	755,787
Operating cash flows used in operating leases	$ 136,016	$ 179,661
Weighted average remaining lease term (in years)	1 year 10 months 13 days	1 year 3 months 18 days
Weighted average discount rate	10.00%	10.00%